Note 12 - Fair Value Measurements (Tables)	12 Months Ended
Jun. 30, 2025
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Fair Value at	Fair Value Measurements at June 30, 2024
	June 30, 2024	(Level 1)	(Level 2)	(Level 3)
	(in thousands)
Liabilities:
Derivative warrant liabilities	$12,745	$—	$—	$12,745
Total	$12,745	$—	$—	$12,745
	Fair Value at	Fair Value Measurements at June 30, 2023
	June 30, 2023	(Level 1)	(Level 2)	(Level 3)
	(in thousands)
Liabilities:
Derivative warrant liabilities	$6,403	$—	$—	$6,403
Total	$6,403	$—	$—	$6,403

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Derivative Warrant
Liabilities
(in thousands)
Balance as of June 30, 2022	$1,796
Issued	10,998
Settlements	—
Included in earnings	(6,391)
Balance as of June 30, 2023	6,403
Issued (1)	5,148
Settlements (1)	(2,810)
Included in earnings	4,004
Balance as of June 30, 2024	$12,745

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	June 2023 Warrants	Warrants
	Tranche A	Other (1)
	Monte Carlo & Black-Scholes	Black-Scholes
Aytu closing stock price	$2.92	$2.92
Equivalent term (years)	3.9	2.6	-	3.2
Expected volatility	80.3%	83.2%	-	87.5%
Risk-free rate	4.4%	4.5%	-	4.6%
Dividend yield	0%		0%